INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31,	December 31,
	2025	2024
Finished goods	$94,022	$94,207
Raw materials and supplies	2,112,748	2,948,542
	$2,206,770	$3,042,749